Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7. Property and equipment, net

Property and equipment consist of the following:

	December 31, 2024	December 31, 2023
Equipment	$45,397	$45,397
Software	51,692	51,692
Improvement	71,635	71,635
Office furniture	215,504	215,504
	384,228	384,228
Less: accumulated depreciation	(381,074)	(300,008)
Property and equipment, net	$3,154	$84,220

Depreciation expense was $81,066 and $173,828 for the years ended December 31, 2024, and 2023, respectively.